UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
On behalf of the following series:
BBH Broad Market Fund
BBH Core Select
BBH International Equity Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
2711 Centerville Road, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E. Washington, DC 20549. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

APRIL 30, 2010

BBH BROAD MARKET FUND

BBH BROAD MARKET FUND

PORTFOLIO ALLOCATION
April 30, 2010 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets

Asset Backed Securities	$503,729,176	28.1%
Collateralized Mortgage Backed Securities	37,378,814	2.1
Corporate Bonds	1,213,925,502	67.7
U.S. Government Agency Obligations	3,997,710	0.2
Certificates of Deposit	20,561,500	1.1
Commercial Paper	2,899,963	0.2
U.S. Treasury Bills	398,801	0.0
Cash and Other Assets in Excess of Liabilities	10,272,028	0.6

NET ASSETS	$1,793,163,494	100.0%

All data as of April 30, 2010. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (28.1%)
$5,000,000	Ally Auto Receivables Trust 2009-A1	06/17/13	2.330%	$5,081,532
6,000,000	Ally Auto Receivables Trust 2009-A1	10/15/15	3.000	6,164,984
6,500,000	Ally Auto Receivables Trust 2010-1	12/15/14	2.300	6,505,885
35,000,000	Ally Master Owner Trust 2010-2[1]	04/15/17	4.250	35,000,000
15,000,000	American Express Credit Account Master Trust 2006-2	01/15/14	5.350	15,755,312
2,750,000	American Express Credit Account Master Trust 2008-4[2]	11/15/16	1.654	2,866,719
2,750,000	American Express Credit Account Master Trust 2008-9[2]	04/15/16	1.854	2,871,384
9,500,000	AmeriCredit Automobile Receivables
	Trust 2009-1	10/15/13	3.040	9,723,786
5,000,000	AmeriCredit Automobile Receivables
	Trust 2010-1	03/17/14	1.660	5,001,237
5,500,000	Americredit Prime Automobile
	Receivables Trust 2009-1	01/15/14	2.210	5,526,756
20,500,000	BA Credit Card Trust 2007-A8	11/17/14	5.590	22,266,292
170,222	Banc of America Securities
	Auto Trust 2006-G1	12/20/10	5.170	170,616
8,000,000	Bank of America Auto Trust 2009-1A1	07/15/13	2.670	8,158,272
16,000,000	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	16,483,402
12,500,000	Bank of America Auto Trust 2009-3A1	12/15/13	1.670	12,593,101
3,725,000	Capital One Multi-Asset Execution
	Trust 2005-A7	06/15/15	4.700	3,983,995
5,000,000	Capital One Multi-Asset Execution
	Trust 2006-A2	11/15/13	4.850	5,146,289
6,350,000	Capital One Multi-Asset Execution
	Trust 2006-A6	02/18/14	5.300	6,621,391
11,025,000	Capital One Multi-Asset Execution
	Trust 2008-A3	02/15/16	5.050	12,012,187
6,800,000	Chase Issuance Trust 2008-A10[2]	08/17/15	1.004	6,911,608
6,995,000	Chase Issuance Trust 2008-A11	07/15/15	5.400	7,725,257
3,750,000	Chrysler Financial Auto Securitization
	Trust 2009-A	06/15/11	1.850	3,763,924

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	3

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$20,000,000	Chrysler Financial Auto Securitization
	Trust 2009-A	01/15/16	2.820%	$20,435,386
32,000,000	Citibank Credit Card Issuance
	Trust 2009-A4	06/23/16	4.900	34,877,357
16,500,000	CitiFinancial Auto Issuance
	Trust 2009-1[1]	10/15/13	2.590	16,691,270
20,000,000	CitiFinancial Auto Issuance
	Trust 2009-1[1]	08/15/16	3.150	20,366,432
1,242,876	CNH Equipment Trust 2009-A	10/17/11	4.060	1,244,906
4,200,000	CNH Equipment Trust 2009-A	11/15/12	5.280	4,347,052
10,353,890	CNH Equipment Trust 2009-B	03/15/13	2.970	10,474,857
18,500,000	CNH Equipment Trust 2009-B	10/15/14	5.170	19,649,583
1,532,549	Connecticut RRB Special Purpose
	Trust CL&P 2001-1	12/30/11	6.210	1,562,134
10,000,000	Ford Credit Auto Owner Trust 2009-B	08/15/13	2.790	10,211,404
15,500,000	Ford Credit Auto Owner Trust 2009-E	01/15/14	1.510	15,561,966
9,500,000	Ford Credit Floorplan Master
	Owner Trust 2009-2[2]	09/15/14	1.804	9,591,943
7,250,000	Ford Credit Floorplan Master
	Owner Trust 2010-1[1,2]	12/15/14	1.904	7,331,079
33,000,000	GE Capital Credit Card Master
	Note Trust 2009-2	07/15/15	3.690	34,166,563
7,000,000	GE Capital Credit Card Master
	Note Trust 2009-3	09/15/14	2.540	7,085,297
129,264	Honda Auto Receivables
	Owner Trust 2007-2	05/23/11	5.460	129,717
2,475,523	Honda Auto Receivables Owner
	Trust 2008-1	01/18/12	4.470	2,510,720
12,000,000	Honda Auto Receivables Owner
	Trust 2009-3	05/15/13	2.310	12,204,538
65,357	Hyundai Auto Receivables Trust 2008-A	05/16/11	4.160	65,456
6,250,000	Hyundai Auto Receivables Trust 2009-A	08/15/13	2.030	6,334,762
446,483	John Deere Owner Trust 2009-A	09/15/11	1.960	446,742
16,000,000	John Deere Owner Trust 2009-A	10/15/13	2.590	16,225,904

The accompanying notes are an integral part of these financial statements.

4

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$12,500,000	Mercedes-Benz Auto Receivables
	Trust 2009-1	01/15/14	1.670%	$12,614,764
11,500,000	MMAF Equipment Finance LLC
	2009-AA1	11/15/13	2.370	11,517,493
1,658,925	Nissan Auto Receivables
	Owner Trust 2009-1	04/15/11	3.920	1,665,745
1,000,000	Nissan Auto Receivables
	Owner Trust 2009-A	02/15/13	3.200	1,025,934
1,761,069	USAA Auto Owner Trust 2008-1	04/16/12	4.160	1,779,440
5,500,000	Volkswagen Auto Loan Enhanced
	Trust 2008-2	03/20/13	5.470	5,744,617
9,000,000	Volkswagen Auto Loan Enhanced
	Trust 2010-1	01/20/14	1.310	9,016,522
8,500,000	World Omni Auto Receivables
	Trust 2010-A	12/16/13	1.340	8,515,664

	Total Asset Backed Securities
	(Identified cost $497,435,170)			503,729,170

	COLLATERALIZED MORTGAGE
	BACKED SECURITIES (2.1%)
9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420	9,739,876
12,500,000	Chase Commercial Mortgage
	Securities Corp. 2001-245[1,2]	02/12/16	6.635	12,804,486
8,225,000	GS Mortgage Securities Corp. II
	2001-1285[1]	08/15/18	6.526	8,672,046
6,025,000	GS Mortgage Securities Corp. II
	2001-1285[1]	08/15/18	6.643	6,162,406

	Total Collateralized Mortgage
	Backed Securities
	(Identified cost $37,752,544)			37,378,814

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	5

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (67.7%)
	AEROSPACE & DEFENSE (1.8%)
$3,000,000	Goodrich Corp.	12/15/12	7.625%	$3,402,738
13,767,000	Lockheed Martin Corp.	03/14/13	4.121	14,616,080
3,000,000	Northrop Grumman Corp.	08/01/14	3.700	3,101,397
6,900,000	Northrop Grumman Systems Corp.	02/15/11	7.125	7,227,308
4,250,000	United Technologies Corp.	05/15/12	6.100	4,645,599

				32,993,122

	AGRICULTURE (2.5%)
8,990,000	Archer-Daniels-Midland Co.	03/01/13	7.125	10,157,307
11,929,000	Philip Morris International, Inc.	05/16/13	4.875	12,888,807
7,235,000	Reynolds American, Inc.	07/15/10	6.500	7,294,696
15,000,000	Reynolds American, Inc.[2]	06/15/11	0.957	14,941,380

				45,282,190

	BANKING (10.2%)
16,500,000	BB&T Corp.	09/25/13	3.375	17,001,006
16,500,000	Credit Suisse	07/02/12	3.450	17,105,616
18,000,000	Deutsche Bank AG	01/11/13	2.375	18,141,696
1,978,699	FNBC 1993-A Pass Through Trust	01/05/18	8.080	2,158,919
17,000,000	Goldman Sachs Group, Inc.	05/01/14	6.000	18,287,325
13,000,000	JPMorgan Chase & Co.	05/01/13	4.750	13,883,246
17,000,000	KeyBank N.A.	08/15/12	5.700	17,946,747
30,665,000	Morgan Stanley	01/21/11	5.050	31,447,111
13,755,000	US Bank N.A.	02/04/14	6.300	15,469,382
29,000,000	Wachovia Corp.	05/01/13	5.500	31,533,382

				182,974,430

	BEVERAGES (1.2%)
20,850,000	Anheuser-Busch InBev
	Worldwide, Inc.[1]	03/26/13	2.500	20,952,436
185,000	PepsiAmericas, Inc.	05/31/11	5.625	194,151

				21,146,587

The accompanying notes are an integral part of these financial statements.

6

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	CHEMICALS (0.7%)
$7,000,000	E.I. Du Pont de Nemours & Co.	07/15/13	5.000%	$7,650,447
4,610,000	Monsanto Co.	08/15/12	7.375	5,199,269

				12,849,716

	DIVERSIFIED FINANCIAL SERVICES (4.2%)
16,007,000	American Express Credit Corp.	08/20/13	7.300	18,243,642
1,200,000	Citigroup Funding, Inc.	10/22/12	1.875	1,212,828
8,350,000	IBM International Group Capital LLC	10/22/12	5.050	9,072,442
14,000,000	John Deere Capital Corp.	09/09/13	4.900	15,294,454
30,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	30,897,540

				74,720,906

	ELECTRIC (4.5%)
5,825,000	Alabama Power Co.	12/01/10	4.700	5,964,363
6,000,000	Alabama Power Co.	11/15/13	5.800	6,764,322
3,965,000	Dominion Resources, Inc.	12/15/10	4.750	4,061,318
2,000,000	Duke Energy Carolinas LLC	11/15/13	5.750	2,247,756
11,320,000	FPL Group Capital, Inc.	09/01/11	5.625	11,932,322
5,000,000	MidAmerican Energy Co.	07/15/12	5.650	5,420,450
13,000,000	PG&E Corp.	04/01/14	5.750	14,287,247
14,000,000	Southern Co.[2]	10/21/11	0.705	14,065,352
15,115,000	Virginia Electric & Power Co.	12/15/10	4.500	15,463,884

				80,207,014

	ELECTRICAL COMPONENT &
	EQUIPMENT (0.6%)
5,900,000	Emerson Electric Co.	08/15/10	7.125	6,012,773
5,000,000	Emerson Electric Co.	05/01/13	4.500	5,384,780

				11,397,553

	ENVIRONMENTAL CONTROL (0.5%)
7,500,000	Allied Waste North America, Inc.	06/01/17	6.875	8,268,750

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	7

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	FOOD (4.5%)
$4,000,000	Campbell Soup Co.	02/15/11	6.750%	$4,195,568
7,429,000	General Mills, Inc.	02/15/12	6.000	8,041,306
10,500,000	General Mills, Inc.	09/10/12	5.650	11,474,673
3,300,000	General Mills, Inc.	08/15/13	5.250	3,626,552
6,000,000	Kellogg Co.	04/01/11	6.600	6,300,744
11,400,000	Kraft Foods, Inc.	05/08/13	2.625	11,655,941
20,750,000	Kroger Co.	04/01/11	6.800	21,780,818
12,884,000	Unilever Capital Corp.	11/01/10	7.125	13,309,674

				80,385,276

	GAS (0.9%)
7,000,000	Sempra Energy	02/01/13	6.000	7,578,760
6,750,000	Sempra Energy	11/15/13	8.900	8,038,946

				15,617,706

	HEALTHCARE-SERVICES (1.8%)
5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500	5,421,795
5,000,000	UnitedHealth Group, Inc.	04/01/13	4.875	5,360,815
19,184,000	WellPoint, Inc.	08/01/12	6.800	21,231,777

				32,014,387

	HOLDING COMPANIES (0.6%)
9,400,000	EnCana Holdings Finance Corp.	05/01/14	5.800	10,441,924

	HOUSEHOLD PRODUCTS/WARES (0.3%)
5,000,000	Kimberly-Clark Corp.	02/15/12	5.625	5,399,545

	INSURANCE (4.5%)
12,392,000	ACE INA Holdings, Inc.	06/15/14	5.875	13,776,310
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,108,080
13,850,000	Allstate Corp.	08/15/14	5.000	14,982,140
13,450,000	Berkshire Hathaway Finance Corp.	08/15/13	5.000	14,697,071
1,335,000	Chubb Corp.	04/01/13	5.200	1,427,581
4,000,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,147,356
13,400,000	Marsh & McLennan Cos, Inc.	09/15/10	5.150	13,587,332

The accompanying notes are an integral part of these financial statements.

8

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	INSURANCE (continued)
$10,615,000	MetLife, Inc.	12/01/11	6.125%	$11,341,554
365,000	Travelers Cos., Inc.	06/15/12	5.375	393,896

				81,461,320

	MEDIA (3.4%)
31,538,000	Comcast Corp.	03/15/11	5.500	32,746,662
4,600,000	News America, Inc.	12/15/14	5.300	5,055,538
21,538,000	Time Warner Cable, Inc.	07/02/12	5.400	23,182,599

				60,984,799

	MINING (1.9%)
12,965,000	Anglo American Capital PLC[1]	04/08/14	9.375	15,729,320
15,760,000	Rio Tinto Finance USA Ltd.	05/01/14	8.950	19,094,658

				34,823,978

	OFFICE/BUSINESS EQUIP (0.7%)
9,600,000	Pitney Bowes, Inc.	06/15/13	3.875	10,116,845
2,335,000	Pitney Bowes, Inc.	08/15/14	4.875	2,517,225

				12,634,070

	OIL & GAS (4.2%)
7,000,000	ConocoPhillips	02/01/14	4.750	7,625,961
14,160,000	EnCana Corp.	10/15/13	4.750	15,278,442
15,223,000	Marathon Oil Corp.	02/15/14	6.500	17,184,605
16,000,000	Shell International Finance BV	03/25/13	1.875	16,069,936
4,250,000	Transocean, Inc.	04/15/11	6.625	4,452,428
12,945,000	Transocean, Inc.	03/15/13	5.250	13,996,561

				74,607,933

	OIL & GAS SERVICES (2.8%)
16,335,000	Halliburton Co.	10/15/10	5.500	16,714,446
21,110,000	Weatherford International Ltd.	03/15/13	5.150	22,479,215
10,725,000	Weatherford International, Inc.	06/15/12	5.950	11,581,488

				50,775,149

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	9

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	PHARMACEUTICALS (1.8%)
$19,658,000	Abbott Laboratories	11/30/12	5.150%	$21,515,878
10,020,000	Merck & Co., Inc.	12/01/13	5.300	11,213,582

				32,729,460

	PIPELINES (1.4%)
2,000,000	ONEOK Partners LP	06/15/10	8.875	2,018,122
17,075,000	ONEOK Partners LP	04/01/12	5.900	18,254,882
4,500,000	Williams Partners LP1	02/15/15	3.800	4,525,038

				24,798,042

	RETAIL (2.8%)
20,000,000	CVS Caremark Corp.	08/15/11	5.750	21,119,700
1,296,941	CVS Pass-Through Trust[1]	01/10/12	7.770	1,390,969
2,675,620	CVS Pass-Through Trust[1]	01/10/13	6.117	2,874,953
6,083,000	McDonald’s Corp.	03/01/13	4.300	6,495,087
7,750,000	Target Corp.	01/15/11	6.350	8,072,563
9,023,000	Walgreen Co.	08/01/13	4.875	9,864,377

				49,817,649

	SOFTWARE (2.0%)
34,234,000	Intuit, Inc.	03/15/12	5.400	36,371,674

	TELECOMMUNICATIONS (4.5%)
8,350,000	American Tower Corp.	04/01/15	4.625	8,647,828
15,000,000	AT&T, Inc.	01/15/13	4.950	16,179,720
15,000,000	British Telecommunications, Plc.	12/15/10	9.125	15,724,035
7,325,000	Cisco Systems, Inc.	02/22/11	5.250	7,595,227
10,000,000	Deutsche Telekom International
	Finance BV	06/15/10	8.500	10,083,520
2,500,000	Deutsche Telekom International
	Finance BV	07/22/13	5.250	2,691,762
16,000,000	Verizon Pennsylvania, Inc.	11/15/11	5.650	16,929,824
3,000,000	Vodafone Group, Plc.	06/15/11	5.500	3,146,124

				80,998,040

The accompanying notes are an integral part of these financial statements.

10

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	TRANSPORTATION (3.4%)
$6,375,000	Burlington Northern Santa Fe LLC	07/15/11	6.750%	$6,749,557
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,271,000
6,000,000	Canadian National Railway Co.	03/15/13	4.400	6,383,022
8,250,000	Norfolk Southern Corp.	02/15/11	6.750	8,591,088
5,885,000	Norfolk Southern Corp.	09/17/14	5.257	6,402,568
5,089,000	Union Pacific Corp.	01/15/11	6.650	5,284,718
4,661,000	Union Pacific Corp.	01/15/12	6.125	5,031,754
4,671,000	Union Pacific Corp.	04/15/12	6.500	5,096,271
10,475,000	Union Pacific Corp.	01/31/13	5.450	11,414,304

				60,224,282

	Total Corporate Bonds
	(Identified cost $1,187,248,058)			1,213,925,502

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (0.2%)
855,580	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	04/01/36	5.323	897,791
263,360	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	12/01/36	5.481	278,137
267,546	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	01/01/37	5.487	282,862
649,701	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	02/01/37	5.310	686,230
310,365	Federal National Mortgage Association
	(FNMA)[2]	07/01/36	5.748	326,494
592,231	Federal National Mortgage Association
	(FNMA)[2]	09/01/36	5.822	622,725
816,960	Federal National Mortgage Association
	(FNMA)[2]	01/01/37	5.443	859,181
42,935	Government National Mortgage
	Association (GNMA)[2]	08/20/29	3.625	44,290

	Total U.S. Government Agency
	Obligations
	(Identified cost $3,812,579)			3,997,710

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	11

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	CERTIFICATES OF DEPOSIT (1.1%)
$20,500,000	Barclays Bank, Plc.	09/20/10	1.210%	$20,561,500

	Total Certificates of Deposit
	(Identified cost $20,500,000)			20,561,500

	COMMERCIAL PAPER (0.2%)
2,900,000	Societe Generale North America, Inc.[3]	05/03/10	0.230	2,899,963

	Total Commercial Paper
	(Identified cost $2,899,963)			2,899,963

	U.S. TREASURY BILLS (0.0%)
400,000	U.S. Treasury Bill[3,4]	03/10/11	0.378	398,801

	Total U.S. Treasury Bills
	(Identified cost $398,689)			398,801

TOTAL INVESTMENTS (Identified cost $1,750,047,003)[5]			99.4%	$1,782,891,460
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.6	10,272,034

NET ASSETS			100.0%	$1,793,163,494

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2010 was $222,239,095 or 12.4% of net assets.

[2]	Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2010 coupon or interest rate.

[3]	Coupon represents a yield to maturity.

[4]	All or a portion of this security is held at the broker as collateral for open futures contracts.

[5]	The aggregate cost for federal income tax purposes is $1,750,047,003, the aggregate gross unrealized appreciation is $33,724,771 and the aggregate gross unrealized depreciation is $880,314, resulting in net unrealized appreciation of $32,844,457.

The accompanying notes are an integral part of these financial statements.

12

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of BBH Broad Market Fund (the “Fund”) is currently evaluating the impact the adoption will have on the financial statement disclosures.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	13

BBH BROAD MARKET FUND

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2010.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2010

Asset Backed
Securities	$–	$503,729,170	$–	$503,729,170
Certificates of Deposit	–	20,561,500	–	20,561,500
Collateralized Mortgage
Backed Securities	–	37,378,814	–	37,378,814
Commercial Paper	–	2,899,963	–	2,899,963
Corporate Bonds	–	1,213,925,502	–	1,213,925,502
U.S. Government Agency
Obligations	–	3,997,710	–	3,997,710
U.S. Treasury Bills	–	398,801	–	398,801

Total Investments,
at value	$–	$1,782,891,460	$–	$1,782,891,460

Other Financial
Instruments
Futures Contracts	(240,000)	–	–	(240,000)

Total Investments,
at value	$(240,000)	$–	$–	$(240,000)

*	At April 30, 2010, there were no transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

The accompanying notes are an integral part of these financial statements.

14

BBH BROAD MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $1,750,047,003)	$1,782,891,460
Cash	92,294
Foreign currency at value (identified cost $46,743)	46,186
Receivables for:
Interest	17,338,018
Shares sold	8,056,348
Investments sold	63,376
Other receivables	3,329

Total Assets	1,808,491,011

LIABILITIES:
Payables for:
Shares redeemed	11,689,879
Investments purchased	2,791,153
Investment advisory and administrative fees	441,970
Shareholder servicing fees	143,531
Futures variation margin on open contracts	118,455
Custody and accounting fees	78,700
Professional fees	21,211
Transfer agent fees	7,961
Distribution fees	7,500
Board of Trustees’ fees	6,341
Accrued expenses and other liabilities	20,816

Total Liabilities	15,327,517

NET ASSETS	$1,793,163,494

Net Assets Consist of:
Paid-in capital	$1,762,828,946
Undistributed net investment income	208,858
Accumulated net realized loss on investments and futures contracts	(2,478,210)
Net unrealized appreciation/(depreciation) on investments, futures
contracts, and foreign currency translations	32,603,900

Net Assets	$1,793,163,494

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($1,157,530,692 ÷ 112,180,735 shares outstanding)	$10.32

CLASS I SHARES
($635,632,802 ÷ 61,629,723 shares outstanding)	$10.31

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	15

BBH BROAD MARKET FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2010 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$23,657,147

Total Income	23,657,147

Expenses:
Investment advisory and administrative fees	2,416,702
Shareholder servicing fees	773,261
Custody and accounting fees	138,500
Board of Trustees’ fees	40,663
Professional fees	26,381
Transfer agent fees	22,747
Distribution fees	7,500
Miscellaneous expenses	115,491

Total Expenses	3,541,245
Expense offset arrangement	(1,635)

Net Expenses	3,539,610

Net Investment Income	20,117,537

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	5,790,240
Net realized loss on futures contracts	(89,529)

Net realized gain on investments and futures contracts	5,700,711

Net change in unrealized appreciation/(depreciation) on investments	5,917,247
Net change in unrealized appreciation/(depreciation) on futures contracts	(240,000)
Net change in unrealized appreciation/(depreciation) on foreign
currency translations	(557)

Net change in unrealized appreciation/(depreciation) on investments,
futures contracts, and foreign currency translations	5,676,690

Net Realized and Unrealized Gain	11,377,401

Net Increase in Net Assets Resulting from Operations	$31,494,938

The accompanying notes are an integral part of these financial statements.

16

BBH BROAD MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009

INCREASE IN NET ASSETS:
Operations:
Net investment income	$20,117,537	$18,570,095
Net realized gain on investments and futures contracts	5,700,711	5,393,143
Net change in unrealized appreciation/(depreciation)
on investments, futures contracts, and foreign
currency translations	5,676,690	40,215,943

Net increase in net assets resulting from operations	31,494,938	64,179,181

Dividends and distributions declared:
From net investment income:
Class N	(12,552,489)	(12,329,515)
Class I	(7,554,762)	(6,875,719)

Total dividends and distributions declared	(20,107,251)	(19,205,234)

Share transactions:
Net proceeds from sales of shares	731,392,601	1,124,513,645
Net asset value of shares issued to
shareholders for reinvestment of dividends
and distributions	19,236,944	16,994,561
Net cost of shares redeemed	(293,480,533)	(116,747,752)

Net increase in net assets resulting from
share transactions	457,149,012	1,024,760,454

Total increase in net assets	468,536,699	1,069,734,401

NET ASSETS:
Beginning of year	1,324,626,795	254,892,394

End of period (including undistributed net investment
income of $208,858 and $198,572, respectively)	$1,793,163,494	$1,324,626,795

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	17

BBH BROAD MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2010 (unaudited)	For the years ended October 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of year	$10.24	$9.31	$9.92	$10.10	$10.19	$10.57

Income from investment operations:
Net investment income[1]	0.12	0.30	0.44	0.46	0.48	0.42
Net realized and unrealized
gain (loss)	0.08	0.96	(0.63)	(0.21)	(0.03)	(0.27)

Total income (loss) from
investment operations	0.20	1.26	(0.19)	0.25	0.45	0.15

Less dividends and distributions:
From net investment income	(0.12)	(0.33)	(0.42)	(0.43)	(0.46)	(0.41)
From net realized gains	–	–	–	–	(0.08)	(0.12)

Total dividends and
distributions	(0.12)	(0.33)	(0.42)	(0.43)	(0.54)	(0.53)

Net asset value, end of period	$10.32	$10.24	$9.31	$9.92	$10.10	$10.19

Total return	1.99%	13.63%	(2.08)%	2.42%	4.64%	1.49%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,158	$870	$160	$168	$147	$149
Ratio of expenses to average
net assets	0.49%[2,3]	0.52%[2]	0.58%[2]	0.61%[2]	0.55%[2]	0.57%[2]
Ratio of net investment income
to average net assets	2.44%[3]	2.96%	4.42%	4.62%	4.75%	4.06%
Portfolio turnover rate	23%	125%	185%	275%	325%	211%

[1]	Calculated using average shares outstanding for the period.

[2]	The ratio of expenses to average net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 0.49%, 0.52%, 0.58%, 0.62%, 0.56% and 0.58% respectively.

[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

18

BBH BROAD MARKET FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

	For the six months ended April 30, 2010 (unaudited)	For the years ended October 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of year	$10.23	$9.31	$9.92	$10.10	$10.19	$10.57

Income from investment operations:
Net investment income[1]	0.13	0.31	0.46	0.48	0.50	0.44
Net realized and unrealized
gain (loss)	0.08	0.95	(0.64)	(0.20)	(0.04)	(0.27)

Total income (loss) from
investment operations	0.21	1.26	(0.18)	0.28	0.46	0.17

Less dividends and distributions:
From net investment income	(0.13)	(0.34)	(0.43)	(0.46)	(0.47)	(0.43)
From net realized gains	–	–	–	–	(0.08)	(0.12)

Total dividends and
distributions	(0.13)	(0.34)	(0.43)	(0.46)	(0.55)	(0.55)

Net asset value, end of period	$10.31	$10.23	$9.31	$9.92	$10.10	$10.19

Total return	2.06%	13.67%	(1.92)%	2.58%	4.79%	1.64%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$636	$455	$95	$121	$94	$94
Ratio of expenses to average
net assets	0.34%[2,3]	0.37%[2]	0.42%[2]	0.46%[2]	0.40%[2]	0.42%[2]
Ratio of net investment income
to average net assets	2.59%[3]	3.11%	4.56%	4.78%	4.92%	4.21%
Portfolio turnover rate	23%	125%	185%	275%	325%	211%

[1]	Calculated using average shares outstanding for the period.

[2]	The ratio of expenses to average net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007 and 2006 reflect fees reduced as a result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 0.34%, 0.37%, 0.42%, 0.47%, 0.41% and 0.44%, respectively.

[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	19

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2010 (unaudited)

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Trustees reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund. At April 30, 2010, there were four series of the Trust.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:

A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all

20

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.	Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At April 30, 2010, the Fund had no open repurchase agreements.

D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. At April 30, 2010, the Fund had no open forward foreign currency exchange contracts.

E.	Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index

FINANCIAL STATEMENT APRIL 30, 2010	21

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

on which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. The Fund did not have any swap activity during the six months ended April 30, 2010.

F.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. The following futures contracts were open at April 30, 2010:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury 5-Year Notes	240	June 2010	$27,806,251	$(240,000)

G.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the portfolio of investments.

H.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends.

22

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of the six months ended April 30, 2010.

I.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at October 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six-months ended April 30, 2010, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

FINANCIAL STATEMENT APRIL 30, 2010	23

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

J.	Dividends and Distributions to Shareholders. Dividends to shareholders, if any, are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid

2009:	$19,205,234	–	$19,205,234	–	$19,205,234
2008:	12,969,762	–	12,969,762	–	12,969,762

As of October 31, 2009 and 2008, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other Book/Tax Temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)

2009:	$198,572	–	$198,572	$ (8,178,876)	$ (45)	$ 26,927,210	$ 18,946,861
2008:	833,711	–	833,711	(13,308,121)	(263,943)	(13,288,693)	(26,027,046)

The Fund has a net capital loss carryforward of approximately $8,178,876, which expires as follows:

Expiration date	Amount

10/31/2014	$ 246,304
10/31/2015	5,395,931
10/31/2016	2,536,641

$8,178,876

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital carryforwards, such gains will not be distributed.

24

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

	K.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.	Fees and Other Transactions with Affiliates.

	A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, a separately identifiable department (“SID”) within Brown Brothers Harriman & Co. (“BBH”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the Fund paid $2,416,702 for services under the Agreement. BBH had a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC received compensation paid by BBH. The sub-administration services agreement with FSC terminated as of January 31, 2010.

	B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund for such services calculated daily and paid monthly at an annual rate of 0.15% of Class N shares’ average daily net assets. For the six months ended April 30, 2010, Class N shares of the Fund paid $773,261 for shareholder servicing services.

	C.	Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. There is an annual asset based custody and fund accounting minimum per fund of $30,000. For the six months ended April 30, 2010, the Fund incurred a total of $138,500 for custody and fund accounting services. These fees for the Fund were reduced by $1,635 as a result of an expense offset arrangement with the Fund’s custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2010, was $333.

FINANCIAL STATEMENT APRIL 30, 2010	25

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

	D.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds. For the six months ended April 30, 2010, BBH received no securities lending proceeds.

	E.	Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2010, the Fund incurred $40,663 in Trustee compensation and reimbursements.

4.	Investment Transactions. For the six months ended April 30, 2010, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $867,275,857 and $348,276,704 respectively.

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in shares of beneficial interest were as follows:

	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009

	Shares	Dollars	Shares	Dollars

Class N
Shares sold	41,725,735	$429,407,143	75,418,813	$758,052,508
Shares issued in
connection with
reinvestments of
dividends	1,172,880	12,064,065	1,123,289	11,289,851
Shares redeemed	(15,664,178)	(161,245,515)	(8,727,617)	(87,843,653)

Net increase	27,234,437	$280,225,693	67,814,485	$681,498,706

Class I
Shares sold	29,347,051	$301,985,458	36,488,062	$366,461,137
Shares issued in
connection with
reinvestments of
dividends	697,673	7,172,879	567,380	5,704,710
Shares redeemed	(12,852,979)	(132,235,018)	(2,861,194)	(28,904,099)

Net increase	17,191,745	$176,923,319	34,194,248	$343,261,748

26

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

6.	Principal Risk Factors and Indemnifications.

	A.	Principal Risk Factors. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described above.

	B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.	Subsequent Event.

In accordance with the provisions set forth in FASB ASC 855-10 Subsequent Events, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through June 25, 2010. Management has determined that there are no materials events that would require disclosure in the Fund’s financial statements through this date.

FINANCIAL STATEMENT APRIL 30, 2010	27

BBH BROAD MARKET FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2010 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2009).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

28

BBH BROAD MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2010 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period November 1, 2009 to April 30, 2010[1]

Class N
Actual	$1,000	$1,019.90	$2.45
Hypothetical[2]	$1,000	$1,022.36	$2.46

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2009
	November 1, 2009	April 30, 2010	to April 30, 2010[1]

Class I
Actual	$1,000	$1,020.60	$1.70
Hypothetical[2]	$1,000	$1,023.11	$1.71

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.49% and 0.34% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT APRIL 30, 2010	29

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2010 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

At a meeting held in-person on December 8, 2009, the Board of Trustees (the “Board”) of the Trust, all of whom are not “interested persons,” as defined in the 1940 Act, of the Trust or the Investment Adviser, unanimously approved for an annual period the continuance of the Investment Advisory and Administrative Services Agreement (the “Agreement”) which had been approved by shareholders on May 23, 2007. Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received materials relating to services provided by the Investment Adviser under the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. The Board reviewed these factors with its independent counsel.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department (the “SID”) and Brown Brothers Harriman & Co. (“BBH”)

The Board received and considered information during the in-person meeting held on December 8, 2009, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the SID and BBH. The Board noted that, under the Agreement and with respect to the Fund, the SID, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

The Board considered the scope and quality of services provided by the SID and BBH under the Agreement. The Board also considered the policies and practices that BBH follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and BBH regarding best execution, “soft dollars” and directed brokerage. The Board considered the scope and quality of BBH’s compliance and internal audit function. The Board also considered BBH’s capabilities in providing directly certain administrative services that had previously been provided by the Fund’s sub-administrator, including information about other fund complexes that currently obtained such services from BBH. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

30

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2010 (unaudited)

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with one or more selected securities indices. In addition to the information received by the Board at the December 8, 2009 meeting, the Board received detailed performance information for the Fund at each regular Board meeting during the year. The Board reviewed information showing performance of the Fund over the 3-month, 1-, 3-, and 5- year periods ended October 31, 2009 and in calendar year 2008, and it compared the performance information to an appropriate securities index over comparable periods.

In their review, the Board noted that the Fund modestly underperformed the Barclays Aggregate Bond Index (the “Barclays Index”) in each period. The Board acknowledged that it is difficult for a fund to replicate the performance of the Barclays Index due to the very large number of securities contained in the index and the lesser liquidity in the bond market compared to public equity markets.

Fee Rates

The Board considered the fee rate paid by the Fund to BBH in light of the nature, extent and quality of the services provided by BBH to the Fund. The Board considered the depth and range of services provided under the Agreement, noting that BBH also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of these fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability to BBH

The Board reviewed BBH’s profitability data for the Fund for the nine months ended September 30, 2009, and for the year-earlier period. The data included the effect of revenue generated by the shareholder servicing and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses. The Board focused on profitability of BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH as a result of the relationship with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, fees received for being the Fund’s administrator, custodian and securities lending

FINANCIAL STATEMENT APRIL 30, 2010	31

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2010 (unaudited)

agent and shareholder servicing fees. In light of the costs of providing services pursuant to the Agreement with the Fund as well as BBH’s commitment to the Fund, the ancillary benefits that the SID and BBH received were considered reasonable.

Economies of Scale

The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to BBH were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by BBH.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

32

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2010 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT APRIL 30, 2010	33

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN	MUTUAL FUND ADVISORY
140 BROADWAY	DEPARTMENT (SID) OF
NEW YORK, NY 10005	BROWN BROTHERS HARRIMAN
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2010

BBH CORE SELECT

BBH CORE SELECT

PORTFOLIO ALLOCATION
April 30, 2010 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets

Basic Materials	$17,667,103	5.6%
Communications	26,976,165	8.6
Consumer Cyclical	37,967,738	12.1
Consumer Non-Cyclical	80,742,002	25.7
Energy	19,045,067	6.1
Financials	51,005,300	16.2
Industrials	16,104,525	5.1
Information Technology	39,294,799	12.5
Cash and Other Assets in Excess of Liabilities	25,574,449	8.1

NET ASSETS	$314,377,148	100.0%

All data as of April 30, 2010. The Fund’s sector breakdown is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

Shares		Value

	COMMON STOCKS (91.9%)
	BASIC MATERIALS (5.6%)
124,475	Ecolab, Inc.	$6,079,359
202,300	Vulcan Materials Co.	11,587,744

	Total Basic Materials	17,667,103

	COMMUNICATIONS (8.6%)
625,175	Comcast Corp. (Class A)	12,340,955
228,361	Liberty Global, Inc. (Series C)[1]	6,184,016
549,850	Liberty Media Corp. - Interactive A1	8,451,194

	Total Communications	26,976,165

	CONSUMER CYCLICAL (12.1%)
161,654	Costco Wholesale Corp.	9,550,518
59,750	W.W. Grainger, Inc.	6,604,765
198,025	Walgreen Co.	6,960,579
276,829	Wal-Mart Stores, Inc.	14,851,876

	Total Consumer Cyclical	37,967,738

	CONSUMER NON-CYCLICAL (25.7%)
183,900	Baxter International, Inc.	8,683,758
177,550	Coca-Cola Co.	9,490,047
203,775	DENTSPLY International, Inc.	7,466,316
181,500	Diageo, Plc. ADR	12,367,410
139,100	Johnson & Johnson	8,944,130
330,150	Nestle SA ADR	16,144,335
193,975	Novartis AG ADR	9,863,629
119,325	PepsiCo, Inc.	7,782,377

	Total Consumer Non-Cyclical	80,742,002

	ENERGY (6.1%)
65,000	EOG Resources, Inc.	7,287,800
125,375	Occidental Petroleum Corp.	11,115,747
13,500	XTO Energy, Inc.	641,520

	Total Energy	19,045,067

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	3

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Shares			Value

	COMMON STOCKS (continued)
	FINANCIALS (16.2%)
167	Berkshire Hathaway, Inc. (Class A)[1]		$19,259,275
211,075	Chubb Corp.		11,159,535
524,025	Progressive Corp.		10,527,662
375,750	US Bancorp		10,058,828

	Total Financials		51,005,300

	INDUSTRIALS (5.1%)
464,375	Waste Management, Inc.		16,104,525

	Total Industrials		16,104,525

	INFORMATION TECHNOLOGY (12.5%)
145,075	Automatic Data Processing, Inc.		6,290,452
500,315	Dell, Inc.[1]		8,095,097
343,650	eBay, Inc.[1]		8,182,306
300,200	Intuit, Inc.[1]		10,855,232
192,263	Microsoft Corp.		5,871,712

	Total Technology		39,294,799

	TOTAL COMMON STOCKS (Identified cost $255,827,530)		288,802,699

TOTAL INVESTMENTS (Identified cost $255,827,530)[2]		91.9%	$288,802,699
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		8.1	25,574,449

NET ASSETS		100.0%	$314,377,148

[1]	Non-income producing security.

[2]	The aggregate cost for federal income tax purposes is $255,827,530, the aggregate gross unrealized appreciation is $37,033,762 and the aggregate gross unrealized depreciation is $4,058,593, resulting in net unrealized appreciation of $32,975,169.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

4

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of BBH Core Select (the “Fund”) is currently evaluating the impact the adoption will have on the financial statement disclosures.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	5

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2010:

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2010

Basic Materials	$17,667,103	—	—	$17,667,103
Communications	26,976,165	—	—	26,976,165
Consumer Cyclical	37,967,738	—	—	37,967,738
Consumer Non-Cyclical	80,742,002	—	—	80,742,002
Energy	19,045,067	—	—	19,045,067
Financials	51,005,300	—	—	51,005,300
Industrials	16,104,525	—	—	16,104,525
Information Technology	39,294,799	—	—	39,294,799

Total	$288,802,699	—	—	$288,802,699

*	At April 30, 2010, there were no transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

The accompanying notes are an integral part of these financial statements.

6

BBH CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $255,827,530)	$288,802,699
Cash	23,654,380
Receivables for:
Shares sold	2,189,233
Dividends	417,252
Other receivables	444

Total Assets	315,064,008

LIABILITIES:
Payables for:
Investments purchased	302,752
Investment advisory and administrative fees	205,339
Shareholder servicing fees	64,169
Shares redeemed	56,397
Professional fees	21,229
Custody and accounting fees	10,687
Board of Trustees’ fees	6,342
Transfer agent fees	5,198
Distribution fees	3,750
Accrued expenses and other liabilities	10,997

Total Liabilities	686,860

NET ASSETS	$314,377,148

Net Assets Consist of:
Paid-in capital	$279,381,451
Undistributed net investment income	762,983
Accumulated net realized gain on investments	1,257,545
Net unrealized appreciation/(depreciation) on investments	32,975,169

Net Assets	$314,377,148

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($314,377,148 ÷ 23,404,919 shares outstanding)	$13.43

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	7

BBH CORE SELECT

STATEMENT OF OPERATIONS
For the six months ended April 30, 2010 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $127,276)	$2,568,111
Other Income	40

Total Income	$2,568,151

Expenses:
Investment advisory and administrative fees	1,094,510
Shareholder servicing fees	342,035
Board of Trustees’ fees	40,663
Custody and accounting fees	38,405
Professional fees	23,899
Transfer agent fees	18,826
Distribution fees	3,750
Miscellaneous expenses	39,555

Total Expenses	1,601,643
Expense offset arrangement	(15,593)

Net Expenses	1,586,050

Net Investment Income	982,101

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	5,310,670
Net change in unrealized appreciation/(depreciation) of investments	27,252,923

Net Realized and Unrealized Gain	32,563,593

Net Increase in Net Assets Resulting from Operations	$33,545,694

The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009

INCREASE IN NET ASSETS:
Operations:
Net investment income	$982,101	$1,111,275
Net realized gain (loss) on investments	5,310,670	(3,896,101)
Net change in unrealized appreciation/(depreciation)
on investments	27,252,923	29,519,846

Net increase in net assets resulting
from operations	33,545,694	26,735,020

Dividends and distributions declared:
From net investment income:
Class N	(1,137,851)	(362,166)
From net realized gains:
Class N	–	(1,152,631)

Total dividends and distributions declared	(1,137,851)	(1,514,797)

Share transactions:
Net proceeds from sales of shares	61,358,215	90,824,912
Net asset value of shares issued to
shareholders for reinvestment of dividends
and distributions	1,092,325	1,355,332
Net cost of shares redeemed	(17,372,092)	(46,945,340)

Net increase in net assets resulting from
share transactions	45,078,448	45,234,904

Total increase in net assets	77,486,291	70,455,127

NET ASSETS:
Beginning of year	236,890,857	166,435,730

End of period (including undistributed net investment
income of $762,983 and $918,733, respectively)	$314,377,148	$236,890,857

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	9

BBH CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2010 (unaudited)	For the years ended October 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of year	$11.93	$10.71	$13.71	$11.74	$10.20	$9.30

Income from investment operations:
Net investment income[1]	0.05	0.06	0.01	0.02	0.04	0.05
Net realized and unrealized
gain (loss)	1.50	1.25	(2.99)	2.00	1.51	0.91

Total income (loss) from
investment operations	1.55	1.31	(2.98)	2.02	1.55	0.96

Less dividends and distributions:
From net investment income	(0.05)	(0.02)	(0.02)	(0.05)	(0.01)	(0.06)
From net realized gains	–	(0.07)	–	–	–	–

Total dividends and
distributions	(0.05)	(0.09)	(0.02)	(0.05)	(0.01)	(0.06)

Net asset value, end of period	$13.43	$11.93	$10.71	$13.71	$11.74	$10.20

Total return	13.07%	12.44%	(21.76)%	17.25%	15.18%	10.31%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$314	$237	$166	$122	$83	$62
Ratio of expenses to average
net assets	1.14%[2,4]	1.19%[2]	1.16%[2]	1.16%[2]	1.19%[2]	1.22%[2,3]
Ratio of net investment income
to average net assets	0.71%[4]	0.61%	0.14%	0.18%	0.45%	0.47%
Portfolio turnover rate	12%	15%	31%	18%	53%	59%

[1]	Calculated using average shares outstanding for the period.

[2]	For the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007, 2006 and 2005, the Fund’s expenses were reduced through an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, the actual expense ratio of the Fund would have been 1.15%, 1.21%, 1.18%, 1.19%, 1.24% and 1.27%, respectively.

[3]	Had an expense reimbursement agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have been 1.24%.

[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

10

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS
April 30, 2010 (unaudited)

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Trustees reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. As of April 30, 2010, there were no Class I shares outstanding. At April 30, 2010, there were four series of the Trust.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:

	A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the- counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust’s Board of Trustees.

	B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex- dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

	C.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and

FINANCIAL STATEMENT APRIL 30, 2010	11

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2010.

D.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carry forwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at April 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the six months then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six months ended April 30, 2010, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

12

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

E.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid

2009:	$362,166	$1,152,631	$1,514,797	–	$1,514,797
2008:	195,525	–	195,525	–	195,525

As of October 31, 2009 and 2008, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)

2009:	$918,733	$ –	$ 918,733	$(3,890,132)	$(162,993)	$ 5,722,246	$ 2,587,854
2008:	170,525	1,151,730	1,322,255	–	(157,024)	(23,797,600)	(22,632,369)

The Fund has a net capital loss carryforward of approximately $3,890,132 which expires as follows:

Expiration date	Amount

10/31/2017	$3,890,132

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

F.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENT APRIL 30, 2010	13

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

3.	Fees and Other Transactions with Affiliates.

	A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the Fund paid $1,094,510 under the Agreement. BBH had a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC received compensation paid by BBH. The sub-administration services agreement with FSC terminated as of January 31, 2010.

	B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the six months ended April 30, 2010, Class N shares of the Fund paid $342,035 for shareholder servicing services.

	C.	Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. There is an annual asset based custody and fund accounting minimum per fund of $30,000. For the six months ended April 30, 2010, the Fund incurred a total of $38,405 for custody and fund accounting services. These fees were reduced by $15,593 as a result of an expense offset arrangement with the Fund’s custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2010 was $0.

	D.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds. For the six months ended April 30, 2010, BBH received no securities lending proceeds.

	E.	Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2010, the Fund incurred $40,663 in Trustee compensation and reimbursements.

14

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

4.	Investment Transactions. For the six months ended April 30, 2010, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $65,172,713 and $29,871,327, respectively.

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares of beneficial interest at no par value. Transactions in Class N shares of beneficial interest were as follows:

	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009

	Shares	Dollars	Shares	Dollars

Class N
Shares sold	4,793,546	$61,358,215	8,902,966	$90,824,912
Shares issued in
connection with
reinvestments of
dividends	88,519	1,092,325	133,268	1,355,332
Shares redeemed	(1,336,461)	(17,372,092)	(4,710,638)	(46,945,340)

Net increase	3,545,604	$45,078,448	4,325,596	$45,234,904

6.	Principal Risk Factors and Indemnifications.

	A.	Principal Risk Factors. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described above.

	B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service

FINANCIAL STATEMENT APRIL 30, 2010	15

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.	Subsequent Event. In accordance with the provisions set forth in FASB ASC 855-10 Subsequent Events, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through June 25, 2010. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

16

BBH CORE SELECT

DISCLOSURE OF FUND EXPENSES
April 30, 2010 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT APRIL 30, 2010	17

BBH CORE SELECT

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2010 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period November 1, 2009 to April 30, 2010[1]

Class N
Actual	$1,000	$1,130.70	$6.02
Hypothetical[2]	$1,000	$1,019.14	$5.71

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.14% for Class N shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for Class N shares is subtracted from the assumed return before expenses.

18

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION
April 30, 2010 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

At a meeting held in-person on December 8, 2009, the Board of Trustees (the “Board”) of the Trust, all of whom are not “interested persons,” as defined in the 1940 Act, of the Trust or the Investment Adviser, unanimously approved for an annual period the continuance of the Investment Advisory and Administrative Services Agreement (the “Agreement”) which had been approved by shareholders on May 23, 2007. Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received materials relating to services provided by the Investment Adviser under the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. The Board reviewed these factors with its independent counsel.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department (the “SID”) and Brown Brothers Harriman & Co. (“BBH”)

The Board received and considered information during the in-person meeting held on December 8, 2009, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the SID and BBH. The Board noted that, under the Agreement and with respect to the Fund, the SID, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

The Board considered the scope and quality of services provided by the SID and BBH under the Agreement. The Board also considered the policies and practices that BBH follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and BBH regarding best execution, “soft dollars” and directed brokerage. The Board considered the scope and quality of BBH’s compliance and internal audit function. The Board also considered BBH’s capabilities in providing directly certain administrative services that had previously been provided by the Fund’s sub-administrator, including information about other fund complexes that currently obtained such services from BBH. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

FINANCIAL STATEMENT APRIL 30, 2010	19

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2010 (unaudited)

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with one or more selected securities indices. In addition to the information received by the Board at the December 8, 2009 meeting, the Board received detailed performance information for the Fund at each regular Board meeting during the year. The Board reviewed information showing performance of the Fund over the 3-month, 1-, 3-, and 5- year periods ended October 31, 2009 and in calendar year 2008, and it compared the performance information to an appropriate securities index over comparable periods. In their review, the Board noted that the performance of the Fund compared favorably to the S&P 500 Index, and that the Fund outperformed the index in each period presented.

Fee Rates

The Board considered the fee rate paid by the Fund to BBH in light of the nature, extent and quality of the services provided by BBH to the Fund. The Board considered the depth and range of services provided under the Agreement, noting that BBH also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of these fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability to BBH

The Board reviewed BBH’s profitability data for the Fund for the nine months ended September 30, 2009, and for the year-earlier period. The data included the effect of revenue generated by the shareholder servicing and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses. The Board focused on profitability of BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH as a result of the relationship with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, fees received for being the Fund’s administrator, custodian and securities lending agent and shareholder servicing fees. In light of the costs of providing services pursuant to the Agreement with the Fund as well as BBH’s commitment to the Fund, the ancillary benefits that the SID and BBH received were considered reasonable.

20

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2010 (unaudited)

Economies of Scale

The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to BBH were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by BBH.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

FINANCIAL STATEMENT APRIL 30, 2010	21

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2010 (unaudited)

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

22

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN	MUTUAL FUND ADVISORY
140 BROADWAY	DEPARTMENT (SID) OF
NEW YORK, NY 10005	BROWN BROTHERS HARRIMAN
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2010

BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
April 30, 2010 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets

Australia	$47,972,399	8.1%
Belgium	6,914,452	1.2
Brazil	5,599,944	0.9
Denmark	7,049,992	1.2
Finland	1,815,342	0.3
France	54,724,986	9.3
Germany	27,359,054	4.6
Hong Kong	36,935,016	6.3
Italy	4,909,063	0.8
Japan	160,659,683	27.2
Netherlands	8,335,184	1.4
New Zealand	1,767,817	0.3
Singapore	21,346,202	3.6
South Africa	2,668,472	0.5
Spain	24,487,265	4.1
Sweden	5,900,533	1.0
Switzerland	41,747,787	7.1
Taiwan	6,495,800	1.1
United Kingdom	107,784,047	18.3
Cash and Other Assets in Excess of Liabilities	16,070,017	2.7

NET ASSETS	$590,543,055	100.0%

All data as of April 30, 2010. The Fund’s country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION (continued)
April 30, 2010 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets

Basic Materials	$15,331,545	2.5%
Communications	50,206,558	8.6
Consumer Cyclical	62,907,351	10.7
Consumer Non-Cyclical	128,233,909	21.6
Diversified	5,091,024	0.9
Energy	67,387,026	11.6
Financials	87,797,569	14.8
Health Care	42,693,327	7.3
Industrials	45,027,952	7.6
Technology	25,435,424	4.2
Telecommunication Services	8,173,890	1.4
Utilities	36,187,463	6.1
Cash and Other Assets in Excess of Liabilities	16,070,017	2.7

NET ASSETS	$590,543,055	100.0%

All data as of April 30, 2010. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	3

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

Shares		Value

	COMMON STOCKS (97.3%)
	AUSTRALIA (8.1%)
	BASIC MATERIALS
824,040	Amcor, Ltd.	$4,991,883

	CONSUMER CYCLICAL
166,777	Wesfarmers, Ltd.	4,491,227

	CONSUMER NON-CYCLICAL
41,010	Cochlear Ltd.	2,810,463
169,300	CSL Ltd.	5,109,268
1,140,371	Foster’s Group, Ltd.	5,756,617

		13,676,348

	ENERGY
158,353	Woodside Petroleum, Ltd.	6,603,012

	FINANCIALS
589,091	Lend Lease Corp., Ltd.	4,670,531
274,180	QBE Insurance Group Ltd.	5,365,508

		10,036,039

	TELECOMMUNICATION SERVICES
2,776,427	Telstra Corp., Ltd.	8,173,890

	Total Australia	47,972,399

	BELGIUM (1.2%)
	CONSUMER NON-CYCLICAL
24,300	Colruyt SA	5,977,190

	FINANCIALS
417,393	Ageas[1]	937,262

		937,262

	Total Belgium	6,914,452

	BRAZIL (0.9%)
	ENERGY
147,600	Petroleo Brasileiro SA ADR	5,599,944

	Total Brazil	5,599,944

The accompanying notes are an integral part of these financial statements.

4

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	DENMARK (1.2%)
	CONSUMER NON-CYCLICAL
86,400	Novo Nordisk AS	$7,049,992

	Total Denmark	7,049,992

	FINLAND (0.3%)
	BASIC MATERIALS
125,859	UPM-Kymmene Oyj	1,815,342

	Total Finland	1,815,342

	FRANCE (9.3%)
	COMMUNICATIONS
300,564	France Telecom SA	6,582,022

	CONSUMER NON-CYCLICAL
167,378	Carrefour SA	8,192,948
102,200	Cie Generale d’Optique Essilor International SA	6,239,226
100,000	Danone SA	5,896,623
55,000	L’Oreal SA	5,685,459

		26,014,256

	ENERGY
146,958	Total SA	7,955,434

	FINANCIALS
71,795	Societe Generale	3,816,217

	HEALTH CARE
59,739	Sanofi-Aventis SA	4,086,538

	INDUSTRIALS
91,042	Compagnie de Saint-Gobain	4,442,277
32,676	Vinci SA	1,828,242

		6,270,519

	Total France	54,724,986

	GERMANY (4.6%)
	COMMUNICATIONS
448,242	Deutsche Telekom AG	5,822,857

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	5

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	GERMANY (continued)
	CONSUMER CYCLICAL
118,200	Adidas AG	$6,934,002

	TECHNOLOGY
131,432	SAP AG	6,325,644

	UTILITIES
101,245	RWE AG	8,276,551

	Total Germany	27,359,054

	HONG KONG (6.3%)
	COMMUNICATIONS
619,500	China Mobile, Ltd.	6,065,554

	CONSUMER CYCLICAL
667,883	Esprit Holdings, Ltd.	4,783,698

	DIVERSIFIED
743,000	Hutchison Whampoa, Ltd.	5,091,024

	ENERGY
3,958,000	CNOOC, Ltd.	6,985,159

	UTILITIES
884,000	CLP Holdings, Ltd.	6,191,418
1,674,000	Hong Kong & China Gas Co., Ltd.	4,061,117
636,000	Hongkong Electric Holdings, Ltd.	3,757,046

		14,009,581

	Total Hong Kong	36,935,016

	ITALY (0.8%)
	FINANCIAL
1,133,589	Intesa Sanpaolo SpA[1]	3,727,024
451,112	UniCredito Italiano SpA[1]	1,182,039

	Total Italy	4,909,063

	JAPAN (27.2%)
	BASIC MATERIALS
65,400	Nitto Denko Corp.	2,551,457
103,800	Shin-Etsu Chemical Co., Ltd.	5,972,863

		8,524,320

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	JAPAN (continued)
	COMMUNICATIONS
919	KDDI Corp.	$4,439,948

	CONSUMER CYCLICAL
194,000	Denso Corp.	5,601,261
122,200	Honda Motor Co., Ltd.	4,114,716
23,000	Nintendo Co., Ltd.	7,703,013
196,000	Sekisui House, Ltd.	1,863,859
49,300	Shimamura Co., Ltd.	4,945,648
105,100	Toyota Motor Corp.	4,044,762

		28,273,259

	CONSUMER NON-CYCLICAL
329,700	Chugai Pharmaceutical Co., Ltd.	5,959,405
323,000	Kao Corp.	7,790,863
304,600	Seven & I Holdings Co., Ltd.	7,750,283

		21,500,551

	ENERGY
875	Inpex Corp.	6,163,752

	FINANCIALS
235,000	Aeon Mall Co., Ltd.	4,957,381
128,700	Daito Trust Construction Co., Ltd.	6,866,235
354,000	Mitsubishi Estate Co., Ltd.	6,376,549
312,700	Tokio Marine Holdings, Inc.	9,280,442

		27,480,607

	HEALTH CARE
179,000	Astellas Pharma, Inc.	6,259,968
201,100	Takeda Pharmaceutical Co., Ltd.	8,624,220

		14,884,188

	INDUSTRIALS
154,600	Daikin Industries, Ltd.	5,837,092
63,600	Fanuc, Ltd.	7,496,861
52,400	Hirose Electric Co., Ltd.	5,641,259
240,100	Hoya Corp.	6,581,128
26,605	Keyence Corp.	6,322,897
688	West Japan Railway Co.	2,495,875

		34,375,112

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	7

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	JAPAN (continued)
	TECHNOLOGY
330,100	Canon, Inc.	$15,017,946

		15,017,946

	Total Japan	160,659,683

	NETHERLANDS (1.4%)
	COMMUNICATIONS
402,324	Reed Elsevier NV	4,771,511

	FINANCIALS
398,504	ING Groep NV1	3,563,673

	Total Netherlands	8,335,184

	NEW ZEALAND (0.3%)
	COMMUNICATIONS
1,116,255	Telecom Corp. of New Zealand, Ltd.	1,767,817

	Total New Zealand	1,767,817

	SINGAPORE (3.6%)
	COMMUNICATIONS
1,995,000	Singapore Telecommunications, Ltd.	4,425,350

	FINANCIALS
675,000	DBS Group Holdings, Ltd.	7,476,026
310,247	Oversea-Chinese Banking Corp., Ltd.	1,968,952
290,000	United Overseas Bank, Ltd.	4,247,747

		13,692,725

	INDUSTRIALS
88,400	Jardine Matheson Holdings, Ltd.	3,228,127

	Total Singapore	21,346,202

	SOUTH AFRICA (0.5%)
	ENERGY
65,501	Sasol, Ltd.	2,668,472

	Total South Africa	2,668,472

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	SPAIN (4.1%)
	COMMUNICATIONS
305,898	Telefonica SA ADR	$6,862,785

	CONSUMER CYCLICAL
98,000	Inditex SA	6,018,275

	FINANCIALS
300,480	Banco Santander Central Hispano SA	3,771,399

	UTILITIES
984,504	Iberdrola SA	7,834,806

	Total Spain	24,487,265

	SWEDEN (1.0%)
	CONSUMER CYCLICAL
92,500	Hennes & Mauritz AB (B Shares)	5,900,533

	Total Sweden	5,900,533

	SWITZERLAND (7.1%)
	CONSUMER NON-CYCLICAL
135,000	Nestle SA	6,582,490
165,000	Nobel Biocare Holding AG	3,621,220
4,385	SGS SA	5,683,497
51,700	Synthes, Inc.	5,883,629

		21,770,836

	FINANCIALS
24,599	Zurich Financial Services AG	5,479,376

	HEALTH CARE
284,412	Novartis AG	14,497,575

	Total Switzerland	41,747,787

	TAIWAN (1.1%)
	COMMUNICATIONS
123,154	Chunghwa Telecom Co. Ltd. ADR	2,403,966

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	9

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Shares		Value

	COMMON STOCKS (continued)
	TAIWAN (continued)
	TECHNOLOGY
2,097,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$4,091,834

	Total Taiwan	6,495,800

	UNITED KINGDOM (18.3%)
	COMMUNICATIONS
3,176,564	Vodafone Group, Plc.	7,064,748

	CONSUMER CYCLICAL
796,754	Compass Group, Plc.	6,506,357

	CONSUMER NON-CYCLICAL
120,500	Reckitt Benckiser Group, Plc.	6,256,792
612,600	Smith & Nephew, Plc.	6,362,258
868,000	Tesco, Plc.	5,776,670
280,206	Unilever, Plc.	8,397,769
1,231,000	WM Morrison Supermarkets, Plc.	5,451,247

		32,244,736

	ENERGY
577,609	BG Group, Plc.	9,702,249
928,539	BP, Plc.	8,092,775
634,000	Cairn Energy, Plc.[1]	3,872,423
310,791	Royal Dutch Shell, Plc. (A Shares)	9,743,806

		31,411,253

	FINANCIALS
291,090	Aviva, Plc.	1,541,136
625,500	HSBC Holdings, Plc.	6,375,130
232,300	Standard Chartered, Plc.	6,194,942

		14,111,208

	HEALTH CARE
497,887	GlaxoSmithKline, Plc.	9,225,026

	INDUSTRIALS
124,685	Experian PLC	1,154,194

The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

Shares			Value

	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	UTILITIES
1,353,000	Centrica, Plc.		$6,066,525

	Total United Kingdom		107,784,047

	TOTAL COMMON STOCKS (identified cost $517,683,203)		574,473,038

TOTAL INVESTMENTS (Identified cost $517,683,203)[2]		97.3%	$574,473,038
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.7	16,070,017

NET ASSETS		100.0%	$590,543,055

[1]	Non-income producing security.

[2]	The aggregate cost for federal income tax purposes is $517,683,203, the aggregate gross unrealized appreciation is $89,031,144 and the aggregate gross unrealized depreciation is $32,241,309, resulting in net unrealized appreciation of $56,789,835.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Association.

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	11

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of BBH International Equity Fund (the “Fund”) is currently evaluating the impact the adoption will have on the financial statement disclosures.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2010 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2010.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2010

Australia	$–	$47,972,399	$–	$47,972,399
Belgium	–	6,914,452	–	6,914,452
Brazil	5,599,944	–	–	5,599,944
Denmark	–	7,049,992	–	7,049,992
Finland	–	1,815,342	–	1,815,342
France	–	54,724,986	–	54,724,986
Germany	–	27,359,054	–	27,359,054
Hong Kong	–	36,935,016	–	36,935,016
Italy	–	4,909,063	–	4,909,063
Japan	–	160,659,683	–	160,659,683
Netherlands	–	8,335,184	–	8,335,184
New Zealand	–	1,767,817	–	1,767,817
Singapore	–	21,346,202	–	21,346,202
South Africa	–	2,668,472	–	2,668,472
Spain	–	24,487,265	–	24,487,265
Sweden	–	5,900,533	–	5,900,533
Switzerland	–	41,747,787	–	41,747,787
Taiwan	2,403,966	4,091,834	–	6,495,800
United Kingdom	–	107,784,047	–	107,784,047

Total	$8,003,910	$566,469,128	$–	$574,473,038

*	At April 30, 2010, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	13

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $517,683,203)	$574,473,038
Cash	13,184,162
Foreign currency, at value (identified cost $14,419)	14,571
Receivables for:
Dividends	3,229,940
Shares sold	1,265,000
Investments sold	607,793
Other receivables	956

Total Assets	592,775,460

LIABILITIES:
Payables for:
Shares redeemed	1,067,918
Investments purchased	518,111
Investment advisory and administrative fees	396,725
Shareholder servicing fees	115,419
Custody and accounting fees	85,840
Professional fees	26,257
Transfer agent fees	6,870
Board of Trustees’ fees	6,342
Distribution fees	4,500
Accrued expenses and other liabilities	4,423

Total Liabilities	2,232,405

NET ASSETS	$590,543,055

Net Assets Consist of:
Paid-in capital	$590,835,501
Undistributed net investment income	4,070,141
Accumulated net realized loss on investments and foreign
exchange transactions	(61,124,503)
Net unrealized appreciation/(depreciation) on investments
and foreign currency translations	56,761,916

Net Assets	$590,543,055

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($549,945,913 ÷ 44,597,221 shares outstanding)	$12.33

CLASS I SHARES
($40,597,142 ÷ 3,286,493 shares outstanding)	$12.35

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2010 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $642,435)	$8,069,186
Interest Income	11,207
Other Income	5,083

Total Income	8,085,476

Expenses:
Investment advisory and administrative fees	2,224,321
Shareholder servicing fees	644,609
Custody and accounting fees	162,194
Board of Trustees’ fees	40,664
Professional fees	30,942
Transfer agent fees	26,667
Distribution fees	4,500
Miscellaneous expenses	32,203

Total Expenses	3,166,100
Expense offset arrangement	(1,526)

Net Expenses	3,164,574

Net Investment Income	4,920,902

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	4,501,482
Net realized gain on foreign exchange transactions	9,314

Net realized gain on investments and foreign exchange
transactions	4,510,796
Net change in unrealized appreciation/(depreciation)
of investments	43,396,753
Net change in unrealized appreciation/(depreciation) on
foreign currency translations	(29,984,033)

Net change in unrealized appreciation/(depreciation) on
investments and foreign currency translations	13,412,720

Net Realized and Unrealized Gain	17,923,516

Net Increase in Net Assets Resulting from Operations	$22,844,418

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	15

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	For the six months ended April 30, 2010 (unaudited)	For the year ended October 31, 2009

INCREASE IN NET ASSETS:
Operations:
Net investment income	$4,920,902	$8,088,899
Net realized gain (loss) on investments and foreign
exchange transactions	4,510,796	(63,829,561)
Net change in unrealized appreciation/(depreciation)
on investments and foreign currency translations	13,412,720	128,273,735

Net increase in net assets resulting from
operations	22,844,418	72,533,073

Dividends and distributions declared:
From net investment income:
Class N	(7,616,296)	(12,819,934)
Class I	(692,793)	(1,013,444)
From net realized gains:
Class N	–	(11,089,345)
Class I	–	(791,571)

Total dividends and distributions declared	(8,309,089)	(25,714,294)

Share transactions:
Net proceeds from sales of shares	95,158,739	135,598,814
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	8,130,972	25,060,697
Net cost of shares redeemed	(37,651,574)	(134,669,444)

Net increase in net assets resulting from share
transactions	65,638,137	25,990,067

Total increase in net assets	80,173,466	72,808,846
NET ASSETS:
Beginning of year	510,369,589	437,560,743

End of period (including undistributed net investment
income of $4,070,141 and $7,458,328, respectively)	$590,543,055	$510,369,589

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2010 (unaudited)	For the years ended October 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of year	$11.98	$10.73	$18.53	$15.71	$12.59	$10.96

Income from investment operations:
Net investment income[1]	0.11	0.21	0.32	0.28	0.25	0.18
Net realized and unrealized
gain (loss)	0.43	1.74	(7.06)	2.95	3.07	1.54

Total income (loss) from
investment operations	0.54	1.95	(6.74)	3.23	3.32	1.72

Less dividends and distributions:
From net investment income	(0.19)	(0.37)	(0.27)	(0.24)	(0.20)	(0.09)
From net realized gains	–	(0.33)	(0.79)	(0.17)	–	–

Total dividends and
distributions	(0.19)	(0.70)	(1.06)	(0.41)	(0.20)	(0.09)

Net asset value, end of period	$12.33	$11.98	$10.73	$18.53	$15.71	$12.59

Total return	4.50%	19.69%	(38.30)%	21.01%	26.62%	15.77%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$550	$471	$412	$700	$524	$356
Ratio of expenses to average
net assets	1.14%[2,3]	1.18%[2]	1.13%[2]	1.17%[2]	1.11%[2]	1.23%
Ratio of net investment
income to average
net assets	1.73%[3]	2.04%	2.09%	1.64%	1.76%	1.49%
Portfolio turnover rate	6%	34%	19%	16%	10%	5%

[1]	Calculated using average shares outstanding for the period.

[2]	The ratio of expenses to average net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007 and 2006 reflect fees reduced as a result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 1.14%, 1.19%, 1.13%, 1.17%, and 1.17%, respectively.

[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2010	17

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

	For the six months ended April 30, 2010 (unaudited)	For the years ended October 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of year	$12.01	$10.77	$18.59	$15.76	$12.62	$10.98

Income from investment operations:
Net investment income[1]	0.12	0.24	0.35	0.32	0.29	0.21
Net realized and unrealized
gain (loss)	0.43	1.75	(7.07)	2.96	3.07	1.54

Total income (loss) from
investment operations	0.55	1.99	(6.72)	3.28	3.36	1.75

Less dividends and distributions:
From net investment income	(0.21)	(0.42)	(0.31)	(0.28)	(0.22)	(0.11)
From net realized gains	–	(0.33)	(0.79)	(0.17)	–	–

Total dividends and
distributions	(0.21)	(0.75)	(1.10)	(0.45)	(0.22)	(0.11)

Net asset value, end of period	$12.35	$12.01	$10.77	$18.59	$15.76	$12.62

Total return	4.61%	20.01%	(38.12)%	21.28%	26.98%	16.05%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$41	$39	$26	$45	$40	$34
Ratio of expenses to average
net assets	0.89%[2,3]	0.93%[2]	0.88%[2]	0.91%[2]	0.87%[2]	0.98%
Ratio of net investment income
to average net assets	1.92%[3]	2.29%	2.32%	1.87%	2.02%	1.73%
Portfolio turnover rate	6%	34%	19%	16%	10%	5%

[1]	Calculated using average shares outstanding for the period.

[2]	The ratio of expenses to average net assets for the six months ended April 30, 2010 and the years ended October 31, 2009, 2008, 2007 and 2006 reflect fees reduced as a result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 0.89%, 0.93%, 0.88%, 0.91%, and 0.94%, respectively.

[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2010 (unaudited)

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Trustees reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund. At April 30, 2010, there were four series of the Trust.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:

	A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees; (4) for securities traded on international exchanges, if events which may materially affect the value of the Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at fair value as determined in good faith under the supervision of the Trust’s Board of Trustees. The Fund may use a systematic fair value model provided by an independent third party to value international securities; (5) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust’s Board of Trustees.

	B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the exdividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

FINANCIAL STATEMENT APRIL 30, 2010	19

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

C.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

D.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on foreign currency translations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period year end, resulting from changes in the exchange rate.

E.	Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

F.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to

20

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan during the six months ended April 30, 2010.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carry forwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at April 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the six months then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six months ended April 30, 2010, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

FINANCIAL STATEMENT APRIL 30, 2010	21

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

H.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, were generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid

2009:	$13,836,164	$11,878,130	$25,714,294	–	$25,714,294
2008:	15,365,734	27,621,616	42,987,350	–	42,987,350

As of October 31, 2009 and 2008, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)

2009:	$ 7,560,300	$ –	$ 7,560,300	$(63,283,423)	$(2,453,848)	$ 43,349,196	$(14,827,775)
2008:	13,233,363	11,878,130	25,111,493	–	(1,833,508)	(84,924,539)	(61,646,554)

The Fund has a net capital loss carryforward of approximately $63,283,423 which expires as follows:

Expiration date	Amount

10/31/2017	$63,283,423

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

I.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

22

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

3.	Fees and Other Transactions with Affiliates.

	A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID”) provides investment advisory and portfolio management services to the Fund. The SID currently oversees Mondrian Investment Partners Limited and Walter Scott & Partners (collectively “Sub-advisers”), who are responsible for investing the assets of the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. The SID pays each Sub-adviser a sub-advisor fee from its investment advisory and administrative fees. For the six months ended April 30, 2010, the Fund paid $2,224,321 under the Agreement. BBH had a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC received compensation paid by BBH. The sub-administration services agreement with FSC terminated as of January 31, 2010.

	B.	Shareholder Servicing Fees. The Trustee has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the six months ended April 30, 2010, Class N shares of the Fund paid $644,609 for shareholder servicing services.

	C.	Custody and Fund Accounting Fees. BBH acts as a custodian and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. There is an annual asset based custody and fund accounting minimum per fund of $30,000. For the six months ended April 30, 2010, the Fund incurred a total of $162,194 for custody and fund accounting services. These fees were reduced by $1,526 as a result of an expense offset arrangement with the Fund’s custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the six months ended April 30, 2010 was $0.

	D.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds. For the six months ended April 30, 2010, BBH received no securities lending proceeds.

FINANCIAL STATEMENT APRIL 30, 2010	23

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

	E.	Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2010, the Fund incurred $40,664 in Trustee compensation and reimbursements.

4.	Investment Transactions. For the six months ended April 30, 2010, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $93,218,321 and $34,501,500, respectively.

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in shares of beneficial interest were as follows:

	For the six months ended April 30, 2010 (unaudited)		For the year ended October 31, 2009

	Shares	Dollars	Shares	Dollars

Class N
Shares sold	7,687,883	$95,158,739	11,835,779	$125,598,814
Shares issued in
connection with
reinvestments of
dividends	610,688	7,438,179	2,377,882	23,255,682
Shares redeemed	(2,994,477)	(36,958,781)	(13,253,669)	(132,864,429)

Net increase	5,304,094	$65,638,137	959,992	$15,990,067

Class I
Shares sold	–	$–	864,304	$10,000,000
Shares issued in
connection with
reinvestments of
dividends	56,833	692,793	184,562	1,805,015
Shares redeemed	(56,833)	(692,793)	(184,562)	(1,805,015)

Net increase	–	$–	864,304	$10,000,000

24

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2010 (unaudited)

6.	Principal Risk Factors and Indemnifications.

	A.	Principal Risk Factors. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described above.

	B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.	Subsequent Event. In accordance with the provisions set forth in FASB ASC 855-10 Subsequent Events (“ASC 855”), management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through June 25, 2010. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

FINANCIAL STATEMENT APRIL 30, 2010	25

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2010 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

26

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2010 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class N
	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period November 1, 2009 to April 30, 2010[1]

Actual	$1,000	$1,045	$5.78
Hypothetical[2]	$1,000	$1,019	$5.71

Class I
	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period November 1, 2009 to April 30, 2010[1]

Actual	$1,000	$1,046	$4.52
Hypothetical[2]	$1,000	$1,020	$4.46

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.14% and 0.89% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT APRIL 30, 2010	27

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2010 (unaudited)

Approval of Investment Advisory and Administrative Services Agreement

At a meeting held in-person on December 8, 2009, the Board of Trustees (the “Board”) of the Trust, all of whom are not “interested persons,” as defined in the 1940 Act, of the Trust or the Investment Adviser, unanimously approved for an annual period the continuance of the Investment Advisory and Administrative Services Agreement (the “Advisory and Administrative Agreement”) which had been approved by shareholders on May 23, 2007. The Board also approved the continuance of the sub-advisory agreements between the Investment Adviser and each of the Sub-advisers (collectively, the “Sub-Advisory Agreements” and, together with the Advisory and Administrative Agreement, the “Advisory Agreements”). Both in the meeting specifically held to address the continuance of the Advisory Agreements and at other meetings during the course of the year, the Board requested and received materials relating to services provided by the Investment Adviser and the Sub-advisers under the Advisory Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreements, and individual Trustees may have given different weight to various factors.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Advisory Agreements. The Board reviewed these factors with its independent counsel.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department (the “SID”), Brown Brothers Harriman & Co. (“BBH”), Mondrian Investments Partners Limited (“Mondrian”) and Walter Scott & Partners Limited (“Walter Scott”)

The Board received and considered information during the in-person meeting held on December 8, 2009, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the SID, BBH and the Sub-advisers. The Board noted that, under the Advisory and Administrative Agreement and with respect to the Fund, the SID, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that the SID currently contracts with the Sub-advisers to provide a continuous investment program and make purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board considered that BBH provides administrative services to the Fund.

The Board considered the scope and quality of services provided by the SID and BBH under the Advisory and Administrative Agreement. The Board also considered the policies and practices that BBH follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and BBH regarding best execution, “soft dollars” and directed brokerage. The Board considered the scope and

28

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2010 (unaudited)

quality of BBH’s compliance and internal audit function. The Board also considered BBH’s capabilities in providing directly certain administrative services that had previously been provided by the Fund’s sub-administrator, including information about other fund complexes that currently obtained such services from BBH. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Advisory and Administrative Agreement.

With regard to the Sub-advisers, the Board considered the nature, quality and extent of the services provided by each Sub-adviser, particularly portfolio management in light of the narrow scope of services performed by the Sub-advisers, and concluded that the services are appropriate and consistent with the Sub-Advisory Agreements.

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with one or more selected securities indices. In addition to the information received by the Board at the December 8, 2009 meeting, the Board received detailed performance information for the Fund at each regular Board meeting during the year. The Board reviewed information showing performance of each Fund over the 3-month, 1-, 3-, and 5- year periods ended October 31, 2009 and in calendar year 2008, and it compared the performance information to an appropriate securities index over comparable periods. In their review, the Board noted that in the short-term, the Fund modestly underperformed the MSCI Europe, Australasia Far East Index (the “MSCI-EAFE Index”), with results in longer periods comparing favorably to the MSCI-EAFE Index.

Fee Rates

The Board considered the fee rates paid by the Fund to BBH in light of the nature, extent and quality of the services provided by BBH to the Fund. The Board considered the depth and range of services provided under the Advisory and Administrative Agreement, noting that BBH also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of these fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. In addition, the Board noted that the compensation paid to the Sub-advisers is paid by the SID, not the Fund, and, accordingly, that the retention of the Sub-advisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

FINANCIAL STATEMENT APRIL 30, 2010	29

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2010 (unaudited)

Costs of Services Provided and Profitability to BBH

The Board reviewed BBH’s profitability data for the Fund for the nine months ended September 30, 2009, and for the year-earlier period. The data included the effect of revenue generated by the shareholder servicing and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses. The Board focused on profitability of BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH as a result of the relationship with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, fees received for being the Fund’s administrator, custodian and securities lending agent and shareholder servicing fees. In light of the costs of providing services pursuant to the Advisory and Administrative Agreement with the Fund as well as BBH’s commitment to the Fund, the ancillary benefits that the SID and BBH received were considered reasonable.

Economies of Scale

The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to BBH were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by BBH.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or

30

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2010 (unaudited)

opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT APRIL 30, 2010	31

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN	MUTUAL FUND ADVISORY
140 BROADWAY	DEPARTMENT (SID) OF
NEW YORK, NY 10005	BROWN BROTHERS HARRIMAN
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website athttp://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website atwww.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a) Not required for this semi-annual report on Form N-CSR.

(b) Not applicable.

Item 6. Investments.

(a) This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not required for this semi-annual report on Form N-CSR.

(a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ John A. Gehret
John A. Gehret
Title: President (Principal Executive Officer)
Date: July 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ John A. Gehret
John A. Gehret
Title: President (Principal Executive Officer)
Date: July 8, 2010

By: (Signature and Title)

/s/ Charles H. Schreiber
Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: July 8, 2010